Preferred Stock (Zeta Acquisition Corp III)	12 Months Ended
Dec. 31, 2014
Zeta Acquisition Corp III
Preferred Stock

3. Preferred Stock

The Company is authorized to issue 10,000,000 shares of preferred stock with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors.